Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventories [Abstract]
Raw materials	$ 2,060,514	$ 2,618,406
Work-in-progress	1,745,523	1,613,781
Finished goods	1,367,421	820,949
Inventories	$ 5,173,458	$ 5,053,136